Earnings Per Share (Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Earnings/(loss) per share from continuing operations available to common shareholders	$ 0.47	$ (0.20)	$ (1.31)
Earnings/(loss) per share from discontinued operations, net of tax	$ 0.03	$ (0.05)	$ (0.10)
Net earnings/(loss) per share available to common shareholders	$ 0.50	$ (0.25)	$ (1.41)
Diluted earnings/(loss) per share from continuing operations available to common shareholders	$ 0.47	$ (0.20)	$ (1.31)
Diluted earnings/(loss) per share from discontinued operations, net of tax	$ 0.03	$ (0.05)	$ (0.10)
Net diluted earnings/(loss) per share available to common shareholders	$ 0.50	$ (0.25)	$ (1.41)